CAPITAL AND OTHER COMPONENTS OF EQUITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 08, 2017	Mar. 02, 2016	Dec. 31, 2015
Statement [Line Items]
Repurchase of shares	334,212	428,228
Common shares issued			14,869,374	15,298,602
Repurchase amount, percentage			5.00%	5.00%
Shares repurchased	$ 3,406	$ 3,181
Share Capital [Member]
Statement [Line Items]
Common shares issued	14,561,450	14,878,674			15,306,402
Shares repurchased	$ 1,313	$ 1,679
Contributed Surplus [Member]
Statement [Line Items]
Shares repurchased	$ 2,093	$ 1,502
Top of range [Member]
Statement [Line Items]
Repurchase of shares			743,468	764,930